Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Schedule of Other Assets

(In thousands)	December 31, 2015	December 31, 2014
Prepaid expenses	$516	$399
Servicing assets:
SBA servicing asset	515	404
Mortgage servicing asset	874	349
Net receivable due from SBA	226	318
Other	932	1,821
Total other assets	$3,063	$3,291